FINANCIAL LIABILITIES (Interest Rate Swap Transaction) (Details)	12 Months Ended					0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Sep. 26, 2011 Motel 168 [Member] Secured Debt [Member] USD ($)
Interest Rate Swap Transaction [Line Items]
Secured credit facility, maximum borrowing capacity						$ 240,000,000
Loan facility period						4 years
Floating interest rate over LIBOR						3.90%
Notional principal amount of interest rate swap	93,000,000				180,000,000
Fixed interest rate					1.13%
Loss from fair value change of interest rate swap transaction	1,070,000	6,665,000	7,315,000	0
Cash settlement for purpose of reducing principal amount	$ 549,000	3,418,000	0	0